Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2017
Segment and corporate information
Schedule of segment and corporate activity

Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total
2017
Revenue external customers	12,878,665	2,547,055	1,623,312	719,792	17,768,824	14,748	17,783,572
Inter – segment revenue	1,898	16	356	374	2,644	(2,644)	—

Revenue	12,880,563	2,547,071	1,623,668	720,166	17,771,468	12,104	17,783,572

Operating income	2,086,391	443,725	313,042	58,349	2,901,507	(539,068)	2,362,439

Interest	—	—	—	—	—	—	(353,890)

Income before income taxes	—	—	—	—	—	—	2,008,549
Depreciation and amortization	(398,235)	(119,044)	(45,401)	(17,929)	(580,609)	(154,870)	(735,479)
Income (loss) from equity method investees	71,739	(7,159)	1,919	700	67,199	—	67,199
Total assets	15,556,059	3,585,486	2,074,150	670,126	21,885,821	2,139,307	24,025,128
thereof investment in equity method investees	342,462	181,870	98,281	24,396	647,009	—	647,009
Additions of property, plant and equipment and intangible assets	526,652	130,755	52,861	41,637	751,905	241,052	992,957
2016
Revenue external customers	12,030,093	2,409,110	1,474,132	643,373	16,556,708	13,007	16,569,715
Inter – segment revenue	3,105	—	31	241	3,377	(3,377)	—

Revenue	12,033,198	2,409,110	1,474,163	643,614	16,560,085	9,630	16,569,715

Operating income	1,936,079	474,396	289,434	59,162	2,759,071	(350,169)	2,408,902

Interest	—	—	—	—	—	—	(366,369)

Income before income taxes	—	—	—	—	—	—	2,042,533
Depreciation and amortization	(389,217)	(109,128)	(43,344)	(15,577)	(557,266)	(144,270)	(701,536)
Income (loss) from equity method investees	58,547	(2,637)	1,372	1,357	58,639	—	58,639
Total assets	17,281,852	3,576,784	1,762,903	691,980	23,313,519	2,190,021	25,503,540
thereof investment in equity method investees	289,400	187,169	96,513	25,072	598,154	—	598,154
Additions of property, plant and equipment and intangible assets	522,406	118,671	49,907	33,414	724,398	248,936	973,334
2015
Revenue external customers	11,016,596	2,369,255	1,353,273	690,783	15,429,907	24,951	15,454,858
Inter – segment revenue	4,770	1	129	403	5,303	(5,303)	—

Revenue	11,021,366	2,369,256	1,353,402	691,186	15,435,210	19,648	15,454,858

Operating income	1,648,193	522,310	269,841	43,428	2,483,772	(355,271)	2,128,501

Interest	—	—	—	—	—	—	(352,825)

Income before income taxes	—	—	—	—	—	—	1,775,676
Depreciation and amortization	(360,012)	(103,641)	(40,178)	(13,371)	(517,202)	(130,965)	(648,167)
Income (loss) from equity method investees	18,746	6,147	2,277	1,178	28,348	—	28,348
Total assets(1)	15,816,770	3,010,906	1,580,433	555,187	20,963,296	2,282,986	23,246,282
thereof investment in equity method investees	237,487	189,237	95,537	23,694	545,955	—	545,955
Additions of property, plant and equipment and intangible assets	461,846	117,593	42,594	45,002	667,035	244,372	911,407

(1)        Prior year information was adjusted to conform to the current year's presentation due to a reclass of deferred taxes at December 31, 2015 in the amount of €154,181.

Schedule of geographic operations

Geographic Presentation
in € THOUS
	Germany	North America	Rest of the World	Total
2017
Revenue external customers	433,105	12,878,665	4,471,802	17,783,572
Long-lived assets	908,633	13,037,452	3,131,506	17,077,591
2016
Revenue external customers	380,887	12,030,093	4,158,735	16,569,715
Long-lived assets	838,121	14,380,369	2,863,802	18,082,292
2015
Revenue external customers	360,884	11,016,596	4,077,378	15,454,858
Long-lived assets	496,756	13,500,024	2,593,004	16,589,784